Fair Value of Measurements - Change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs (Details) - Level 3 - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value of Measurements
Derivative warrant liability, beginning balance	$ 424,940	$ 5,571,410		$ 5,571,410
Issuance of Private Warrants			$ 10,551,330
Change in fair value of derivative warrant liability	236,070	(2,691,270)	(5,665,840)	(5,146,470)
Derivative warrant liability, ending balance	$ 661,010	$ 2,880,140	5,571,410	$ 424,940
Over-allotment option
Fair Value of Measurements
Issuance of Private Warrants			$ 685,920